RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The company’s related party transactions are recorded at the exchange amount and are primarily with the partnership and Brookfield.
In addition to the related party agreements disclosed in Note 1 – Basis of preparation and significant accounting policies, the company has entered into other related party agreements described below.
Management Agreements
Master Services Agreement
Since inception, our parent company has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield Asset Management. The Master Services Agreement was amended in connection with the completion of the special distribution to include BEPC as a service recipient.
The company’s consolidated financial statements include general corporate expenses of the partnership which were not historically allocated to the company’s operations. These expenses relate to management fees payable to Brookfield Asset Management and direct operating costs incurred by a subsidiary of the partnership. These allocated expenses have been included as appropriate in the company’s consolidated statements of income (loss). Key decision makers of the company are employees of the ultimate parent company who provide management services under the company’s Master Services Agreement. However, the financial statements may not include all of the expenses that would have been incurred and may not reflect the company’s consolidated results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate the actual costs that would have been incurred had the company been a standalone business during the periods presented as this would depend on multiple factors, including organizational structure and infrastructure.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Renewable pays a management fee, referred to as the management service costs, to the Service Provider equal to a fixed quarterly component of $5 million per quarter, adjusted for inflation, and a variable component calculated as a percentage of the increase in the total capitalization value of Brookfield Renewable over an initial reference value (subject to an annual escalation by a specified inflation factor beginning on January 1, 2013)(the “Base Management Fee”). For purposes of calculating the management service costs, the market value of Brookfield Renewable is equal to the aggregate value of all the outstanding units and other securities issued by the service recipients, plus all outstanding third-party debt with recourse to a recipient of services under the Master Services Agreement, less all cash held by such entities. The company will be responsible for reimbursing the partnership or its subsidiaries, as the case may be, for BEPC's proportionate share of the Base Management Fee. The company's proportionate share of the Base Management Fee will be calculated on the basis of the value of the company's business relative to that of the partnership.
Relationship Agreement
Since inception, Brookfield Renewable has had a Relationship Agreement with Brookfield pursuant to which Brookfield has agreed, subject to certain exceptions, that Brookfield Renewable will serve as its primary vehicle through which it will directly or indirectly, acquire renewable power assets on a global basis. The company, being a controlled subsidiary of Brookfield Renewable is entitled to the benefits and subject to certain obligations under the Relationship Agreement.
TERP Brookfield Master Services Agreement
TerraForm Power was party to a management agreement (“TERP Brookfield Master Services Agreement”) with Brookfield and certain of its affiliates, dated as of October 16, 2017. Pursuant to the TERP Brookfield Master Services Agreement, TerraForm Power paid management service costs on a quarterly basis calculated as follows:
•For each of the first four quarters following October 16, 2017, a fixed component of $2.5 million per quarter (subject to proration for the quarter including October 16, 2017) plus 0.3125% of the market capitalization value increase for such quarter;
•For each of the next four quarters, a fixed component of $3.0 million per quarter adjusted annually for inflation plus 0.3125% of the market capitalization value increase for such quarter; and
•Thereafter, a fixed component of $3.75 million per quarter adjusted annually for inflation plus 0.3125% of the market capitalization value increase for such quarter.
For purposes of calculating its management service costs, the term market capitalization value increase meant, for any quarter, the increase in value of TerraForm Power’s market capitalization for such quarter, calculated by multiplying the number of outstanding shares of TerraForm Power’s common stock as of the last trading day of such quarter by the difference between (x) the volume weighted average trading price of a share of common stock for the trading days in such quarter and (y) $9.52. If the difference between (x) and (y) in the market capitalization value increase calculation for a quarter was a negative number, then the market capitalization value increase was deemed to be zero. TerraForm Power’s management service costs have been included in the company’s consolidated statements of income (loss) based on its historical records.
The TERP Brookfield Master Services Agreement was terminated upon the completion of the TerraForm Power acquisition.
Governance Agreement
TerraForm Power was party to a governance agreement, referred to as the Governance Agreement, dated October 16, 2017 with Orion Holdings and any controlled affiliate of Brookfield Asset Management (other than TerraForm Power and its controlled affiliates) that by the terms of the Governance Agreement from time to time becomes a party thereto, collectively referred to as the sponsor group.
The Governance Agreement established certain rights and obligations of TerraForm Power and controlled affiliates of Brookfield Asset Management that owned voting securities of TerraForm Power relating to the governance of TerraForm Power and the relationship between such affiliates of Brookfield and TerraForm Power and its controlled affiliates.
On June 11, 2018, Orion Holdings, NA HoldCo and TerraForm Power entered into a Joinder Agreement pursuant to which NA HoldCo became a party to the Governance Agreement. On June 29, 2018, a second Joinder Agreement was entered into among Orion Holdings, NA HoldCo, BBHC Orion and TerraForm Power pursuant to which BBHC Orion became a party to the Governance Agreement.
The Governance Agreement was terminated after the completion of the TerraForm Power acquisition.
Power Services Agreements
Energy Marketing Internalization
In 2018, Brookfield Renewable and Brookfield entered into an agreement (the “Power Marketing Purchase Agreement”) to internalize all energy marketing capabilities in North America into the partnership. The Power Marketing Purchase Agreement provides for the transfer of Brookfield’s existing marketing business to the partnership, which includes the marketing, purchasing and trading of energy and energy related products in North America, providing energy marketing services and all matters incidental thereto (the “Energy Marketing Internalization”). The Energy Marketing Internalization also included the transfer of all third party power purchase agreements and, subject to certain exceptions, related party power purchase and revenue support agreements as described in further detail below.
The Energy Marketing Internalization was completed during the third quarter of 2019. The Power Agency Agreements, Energy Marketing Agreement and certain revenue agreements discussed below were transferred by Brookfield to the partnership in connection to the Energy Marketing Internalization.
Power Agency Agreements
Certain subsidiaries of the company entered into Power Agency Agreements appointing Brookfield as their exclusive agent in respect of the sale of electricity, including the procurement of transmission and other additional services. In addition, Brookfield scheduled, dispatched and arranged for transmission of the power produced and the power supplied to third-parties in accordance with prudent industry practice. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred, and, in certain cases, received an additional fee for its services in connection with the sale of power and for providing the other services.
On closing of the Energy Marketing Internalization, all Power Agency Agreements were transferred by Brookfield to the partnership.
Energy Marketing Agreement
Brookfield had agreed to provide energy marketing services to the company. Under this Agreement, the company paid an annual energy marketing fee commensurate to the services received. See Note 6 – Direct operating costs. On closing of the Energy Marketing Internalization, the Energy Marketing Agreement was transferred from Brookfield to the partnership.
Other Agreements
Energy Revenue Agreement
In 2011, an agreement was entered into between Brookfield and several entities in the United States owned by the company. Brookfield supported the price that the company receives for energy generated by certain facilities in the United States at a price $75 per MWh. This price increased annually on January 1 by an amount equal to 40% of the increase in the CPI during the previous calendar year, but not exceeding an increase of 3% in any calendar year. In 2018, the parties entered into a further agreement which effectively amends the term to automatically renew until 2046 and provides Brookfield the right to terminate the agreement in 2036.
Other Agreements
Pursuant to a 20-year power purchase agreement, Brookfield purchases all energy from several power facilities in Maine and New Hampshire held by Great Lakes Holding America (“GLHA”) at $37 per MWh, subject to an annual adjustment equal to 20% of the increase in the CPI during the previous year. On closing of the Energy Marketing Internalization, the power purchase agreement with GLHA was transferred to the partnership.
In 2011, on formation of Brookfield Renewable, Brookfield transferred certain development projects to the company for no upfront consideration but is entitled to receive variable consideration on commercial operation or sale of these projects.
Sponsor Line Agreement
TerraForm Power entered into the Sponsor Line with Brookfield Asset Management and one of its affiliates (the “Lenders”) on October 16, 2017. The Sponsor Line establishes a $500 million secured revolving credit facility and provides for the Lenders to commit to making LIBOR loans to the company during a period not to exceed three years from the effective date of the Sponsor Line (subject to acceleration for certain specified events). TerraForm Power may only use the revolving Sponsor Line to fund all or a portion of certain funded acquisitions or growth capital expenditures. The Sponsor Line terminates, and all obligations thereunder become payable, no later than October 16, 2022. Borrowings under the Sponsor Line bear interest at a rate per annum equal to a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus 3% per annum. In addition to paying interest on outstanding principal under the Sponsor Line, the company is required to pay a standby fee of 0.5% per annum in respect of the unutilized commitments thereunder, payable quarterly in arrears.
TerraForm Power is permitted to voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans under the Sponsor Line at any time without premium or penalty, other than customary “breakage” costs. Under certain circumstances,TerraForm Power may be required to prepay amounts outstanding under the Sponsor Line.
During the year ended December 31, 2018, TerraForm Power made two draws on the Sponsor Line totaling $86 million that were used to fund part of the purchase price of the acquisition of Saeta and repaid such amounts in full. As of December 31, 2020, and December 31, 2019, respectively, there were no amounts drawn under the Sponsor Line.
The sponsor line was terminated upon the completion of the TerraForm Power acquisition.
TERP Relationship Agreement
TerraForm Power entered into a relationship agreement, referred to as the TERP Relationship Agreement, dated October 16, 2017 with Brookfield, which governed certain aspects of the relationship between Brookfield and TerraForm Power. Pursuant to the TERP Relationship Agreement, Brookfield agreed that TerraForm Power will serve as the primary vehicle through which Brookfield and certain of its affiliates will own operating wind and solar assets in North America and Western Europe and that Brookfield will provide, subject to certain terms and conditions, TerraForm Power with a right of first offer on certain operating wind and solar assets that are located in such countries and developed by persons sponsored by or under the control of Brookfield. The rights of TerraForm Power under the TERP Relationship Agreement are subject to certain exceptions and consent rights set out therein.
TerraForm Power did not acquire any renewable energy facilities pursuant to the TERP Relationship Agreement from Brookfield during the years ended December 31, 2020, 2019 and 2018.
The TERP Relationship Agreement was terminated upon the completion of the TerraForm Power acquisition.
TERP Registration Rights Agreement
TerraForm Power also entered into a registration rights agreement, referred to as the TERP Registration Rights Agreement, on October 16, 2017 with Orion Holdings. The TERP Registration Rights Agreement governed the rights and obligations of TerraForm Power, on the one hand, and Brookfield and its affiliates, on the other hand, with respect to the registration for resale of all or a part of TerraForm Power's common stock held by Brookfield or any of its affiliates that become party to the TERP Registration Rights Agreement.
On June 11, 2018, Orion Holdings, NA HoldCo and TerraForm Power entered into a Joinder Agreement pursuant to which NA HoldCo became a party to the TERP Registration Rights Agreement. On June 29, 2018, a second Joinder Agreement was entered into among Orion Holdings, NA HoldCo, BBHC Orion and TerraForm Power pursuant to which BBHC Orion became a party to the TERP Registration Rights Agreement.
The TERP Registration Rights Agreement was terminated upon the completion of the TerraForm Power acquisition.
New Terra LLC Agreement
TerraForm Power and BRE Delaware Inc. entered into an amended and restated limited liability company agreement of TerraForm Power, LLC, referred to as the New Terra LLC Agreement, dated October 16, 2017. The New Terra
LLC Agreement, among other things, reset the incentive distribution right, or IDR, thresholds of TerraForm Power, LLC to establish a first distribution threshold of $0.93 per share of TerraForm Power's common stock and a second distribution threshold of $1.05 per share of TerraForm Power's common stock. As a result of the New Terra LLC Agreement, amounts distributed from TerraForm Power, LLC were to be distributed on a quarterly basis as follows:
•first, to TerraForm Power in an amount equal to TerraForm Power’s outlays and expenses for such quarter;
•second, to holders of TerraForm Power, LLC Class A units, referred to as Class A units, until an amount has been distributed to such holders of Class A units that would result, after taking account of all taxes payable by TerraForm Power in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of TerraForm Power's common stock of $0.93 per share (subject to further adjustment for distributions, combinations or subdivisions of shares of TerraForm Power's common stock) if such amount were distributed to all holders of shares of TerraForm Power's common stock;
•third, 15% to the holders of the IDRs pro rata and 85% to the holders of Class A units until a further amount has been distributed to holders of Class A units in such quarter that would result, after taking account of all taxes payable by TerraForm Power in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of TerraForm Power common stock of an additional $0.12 per share (subject to further adjustment for distributions, combinations or subdivisions of shares of TerraForm Power's common stock) if such amount were distributed to all holders of shares of TerraForm Power's common stock; and
•thereafter, 75% to holders of Class A units pro rata and 25% to holders of the IDRs pro rata.
TerraForm Power made no IDR payments during the years ended December 31, 2020, 2019 and 2018.
The New Terra LLC Agreement was amended upon the completion of the TerraForm Power acquisition to remove TerraForm Power, LLC’s obligations to make IDR payments.
Credit Facilties
Brookfield Asset Management has provided a $400 million committed unsecured revolving credit facility maturing in December 2021 and the interest rate applicable on the borrowed amounts is LIBOR plus up to 1.8%. As at December 31, 2020, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Asset Management.
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2020	2019	2018
Revenues
Power purchase and revenue agreements	$361	$387	$300

Direct operating costs
Energy purchases	$(10)	$(10)	$(11)
Energy marketing & other services	(17)	(26)	(39)
Insurance expense(1)	(21)	(18)	(17)
	$(48)	$(54)	$(67)
Interest expense
Borrowings	$(1)	$(4)	$(9)
Management service costs
Management service agreement	$(152)	$(109)	$(71)
(1)Insurance services were paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of the company. The fees paid to the subsidiary of Brookfield Asset Management for the year ended December 31, 2020 were nil (2019: less than $1 million and 2018: less than $1 million). Beginning in 2020, insurance services are paid for directly to external insurance providers.
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2020	2019
Current assets
Due from related parties
Amounts due from	Brookfield	$13	$20
	The partnership	392	156
	Equity-accounted investments and other	7	6
		$412	$182
Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$2	$7

Current liabilities
Due to related parties
Amounts due to	Brookfield	$18	$19
	The partnership	513	179
	Equity-accounted investments and other	5	3
		$536	$201
Share-settlement liability(1)	The partnership	$158	$—
		$694	$201
Non-current liabilities
Due to related parties
Amounts due to	Equity-accounted investments and other	$1	$2
(1)Refer to Note 25 – Commitments, contingencies and guarantees for additional information on the company’s litigation matters.
Current assets
Amounts due from Brookfield and the partnership are non-interest bearing, unsecured and due on demand.
Current liabilities
Amounts due to Brookfield and the partnership are unsecured, payable on demand and relate to recurring transactions.